NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

SUPPLEMENT DATED JANUARY 23, 2018

TO THE PROSPECTUS DATED OCTOBER 31, 2017

The liquidation of Nuveen Intermediate Government Bond Fund is complete. Any references to Nuveen Intermediate Government Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FIGBP-0118P

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

SUPPLEMENT DATED JANUARY 23, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2017

The liquidation of Nuveen Intermediate Government Bond Fund is complete. Any references to Nuveen Intermediate Government Bond Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FIGBSAI-0118P